Intangible Assets - Sensitivity Analysis For Cash Generating Units (Details) ₩ in Millions	Dec. 31, 2021 KRW (₩)
Woori Asset Trust Co., Ltd. | Discount rate (%) | Increase by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Increase in cash-generating units due to reasonably possible increase in unobservable inputs	₩ (29,949)
Woori Asset Trust Co., Ltd. | Discount rate (%) | Decrease by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Decrease in cash-generating units due to reasonably possible decrease in unobservable inputs	34,863
Woori Asset Trust Co., Ltd. | Terminal growth rate (%) | Increase by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Increase in cash-generating units due to reasonably possible increase in unobservable inputs	18,640
Woori Asset Trust Co., Ltd. | Terminal growth rate (%) | Decrease by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Decrease in cash-generating units due to reasonably possible decrease in unobservable inputs	(16,089)	[1]
Woori Asset Management Corp. | Discount rate (%) | Increase by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Increase in cash-generating units due to reasonably possible increase in unobservable inputs	(6,638)
Woori Asset Management Corp. | Discount rate (%) | Decrease by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Decrease in cash-generating units due to reasonably possible decrease in unobservable inputs	7,741
Woori Asset Management Corp. | Terminal growth rate (%) | Increase by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Increase in cash-generating units due to reasonably possible increase in unobservable inputs	4,179
Woori Asset Management Corp. | Terminal growth rate (%) | Decrease by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Decrease in cash-generating units due to reasonably possible decrease in unobservable inputs	(3,603)	[1]
Woori Global Asset Management Co., Ltd. | Discount rate (%) | Increase by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Increase in cash-generating units due to reasonably possible increase in unobservable inputs	(1,999)
Woori Global Asset Management Co., Ltd. | Discount rate (%) | Decrease by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Decrease in cash-generating units due to reasonably possible decrease in unobservable inputs	2,356
Woori Global Asset Management Co., Ltd. | Terminal growth rate (%) | Increase by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Increase in cash-generating units due to reasonably possible increase in unobservable inputs	1,318
Woori Global Asset Management Co., Ltd. | Terminal growth rate (%) | Decrease by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Decrease in cash-generating units due to reasonably possible decrease in unobservable inputs	(1,123)	[1]
PT Bank Woori Saudara Indonesia 1906 Tbk | Discount rate (%) | Increase by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Increase in cash-generating units due to reasonably possible increase in unobservable inputs	(62,532)
PT Bank Woori Saudara Indonesia 1906 Tbk | Discount rate (%) | Decrease by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Decrease in cash-generating units due to reasonably possible decrease in unobservable inputs	74,238
PT Bank Woori Saudara Indonesia 1906 Tbk | Terminal growth rate (%) | Increase by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Increase in cash-generating units due to reasonably possible increase in unobservable inputs	47,187
PT Bank Woori Saudara Indonesia 1906 Tbk | Terminal growth rate (%) | Decrease by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Decrease in cash-generating units due to reasonably possible decrease in unobservable inputs	0	[1]
WOORI BANK (CAMBODIA) PLC | Discount rate (%) | Increase by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Increase in cash-generating units due to reasonably possible increase in unobservable inputs	(30,603)
WOORI BANK (CAMBODIA) PLC | Discount rate (%) | Decrease by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Decrease in cash-generating units due to reasonably possible decrease in unobservable inputs	35,994
WOORI BANK (CAMBODIA) PLC | Terminal growth rate (%) | Increase by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Increase in cash-generating units due to reasonably possible increase in unobservable inputs	20,339
WOORI BANK (CAMBODIA) PLC | Terminal growth rate (%) | Decrease by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Decrease in cash-generating units due to reasonably possible decrease in unobservable inputs	₩ 0	[1]

[1]	In the case of PT Bank Woori Saudara Indonesia 1906 Tbk and and WOORI BANK (CAMBODIA) PLC, declining cases are excluded from the analysis as the permanent growth rate was assumed to be 0%.